Inventories	6 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]:
Inventories [Text Block]	4. Inventories: The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	2012	2013
Bunkers	268	1,748
Lubricants	7,448	10,964
Spare parts	1,682	1,673
Total	9,398	14,385